Earnings per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Summary of Earnings per Share

(EUR thousand)	For the financial year ended March 31
Earnings per share	2025	2024	2023
Profit / (loss) attributable to the owners of the parent	84,314	13,975	(25,621)
Profit / (loss) attributable to the owners of the parent attributable to ordinary shares	70,148	11,613	(21,635)
Profit / (loss) attributable to the owners of the parent attributable to preference shares	14,166	2,362	(3,986)
Weighted average number of basic ordinary shares outstanding (thousand)	199,636	193,345	187,326
Weighted average number of basic preference shares outstanding (thousand)	40,314	39,323	34,509
Basic profit / (loss) per ordinary share	0.35	0.06	(0.12)

Profit / (loss) from continuing operations attributable to the owners of the parent	84,314	13,975	(25,621)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to ordinary shares	70,148	11,628	(21,635)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to preference shares	14,166	2,347	(3,986)
Weighted average number of diluted ordinary shares outstanding (thousand)	199,636	194,817	187,326
Weighted average number of diluted preference shares outstanding (thousand)	40,314	39,323	34,509
Diluted profit / (loss) per ordinary share	0.35	0.06	(0.12)